Consolidated Statements Of Comprehensive Income (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	¥ 26,054	¥ 31,925	¥ 68,086
Other comprehensive income (loss):
Change in cumulative translation adjustments, net of tax	(13,801)	(24,151)	(1,057)
Defined benefit pension plans:
Pension liability adjustment	(4,203)	4,074	18,339
Deferred income taxes	1,548	(1,542)	(8,173)
Total	(2,655)	2,532	10,166
Non-trading securities
Net unrealized gain on non-trading securities	1,339
Deferred income taxes	(498)
Total	841
Total other comprehensive income (loss)	(15,615)	(21,619)	9,109
Comprehensive income (loss)	10,439	10,306	77,195
Less: Comprehensive income attributable to noncontrolling interests in subsidiaries	14,309	2,209	92
Comprehensive income (loss) attributable to NHI shareholders	¥ (3,870)	¥ 8,097	¥ 77,103